Retirement Benefit Obligations - Summary of Retirement Benefit Expense in Consolidated Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans And Defined Contribution Expenses Recognized In Income Statement [abstract]
Total defined contribution expense	$ 289	$ 290	$ 266
Total defined benefit expense/(credit)	70	51	51
Total expense in Consolidated Income Statement	$ 359	$ 341	$ 317